Income taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income before income taxes	$ 24,445	$ 23,713
Statutory tax rate	26.50%	26.50%
Tax at statutory rate	$ 6,478	$ 6,284
Foreign tax rate differential	(564)	(352)
Effect of permanent differences	(2,678)	(3,128)
Foreign exchange	(684)	1,492
Change in unrecognized deferred tax asset	(15,432)	(7,229)
Other	(187)	(90)
Income tax (recovery) expense	$ (13,067)	$ (3,023)